SIGNIFICANT TRANSACTIONS, Effects of Pandemic on Economy of Colombia (Details) - Colombia [Member] - USD ($) $ in Billions		10 Months Ended	12 Months Ended
	Apr. 15, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 14, 2021	Apr. 30, 2021	Feb. 28, 2021
Effects of pandemic on economy [Abstract]
Percentage of GDP to provide liquidity in the local market				1.40%
Borrowings, interest rate				2.50%
Benchmark rate		5.60%	4.00%	1.75%
Percentage of GDP	2.00%		10.00%	6.80%
Expected percentage of gross domestic product next year			4.00%
Tax reform is expected to limit the risk and intends to collect amount			$ 4.0
Bonds issued					$ 1.0	$ 3.0	$ 2.8
Bonds 2032 [Member]
Effects of pandemic on economy [Abstract]
Bonds issued		$ 2.0	2.0
Bonds 2042 [Member]
Effects of pandemic on economy [Abstract]
Bonds issued		$ 1.0	$ 1.0
Minimum [Member]
Effects of pandemic on economy [Abstract]
Tax changing period			2 years
Maximum [Member]
Effects of pandemic on economy [Abstract]
Tax changing period			3 years